Document And Entity Information	May 05, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity Registrant Name	Cassava Sciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-29959
Entity Tax Identification Number	91-1911336
Entity Address, Address Line One	7801 N Capital of Texas Highway
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001069530